Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stockholders' Deficit
Accounts receivable, allowance for doubtful accounts	$ 409,000	$ 409,000	$ 409,000
Property and equipment, accumulated depreciation	1,154,556	2,483,440	2,180,643
Intangible assets, accumulated amortization		$ 911,591	$ 668,498
Series B convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series B convertible preferred stock, shares authorized	10,000,000	10,000,000
Series B convertible preferred stock, shares issued	626,667	626,667	626,667
Series B convertible preferred stock, shares outstanding	626,667	626,667	626,667
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	187,233,942	158,121,066	134,443,725
Common stock, shares outstanding	203,172,274	157,959,066	134,443,725
Treasury stock, shares	162,500	162,500	162,500